Ordinary Shares and Equity Incentive Plan - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 51,626	$ 57,831	$ 62,410
Chief Executive Officer | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	5,200	7,000	8,600
Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	738	765	770
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	12,621	13,061	13,152
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	16,013	18,506	19,420
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 22,254	$ 25,499	$ 29,068